Other matter	12 Months Ended
Dec. 31, 2022
Other Matter [abstract]
Other matter
42.
Other matter

In response to the COVID-19 pandemic, besides complying with the reporting guidelines and prevention management measures issued by the Taiwan Centers for Disease Control, the Group has also drawn up an epidemic preparedness and contingency plan and set up a response team, taking appropriate actions on pandemic protections as well as establishing epidemic prevention and response mechanism based on the pandemic situation to ensure employees’ health and the normal operation of production lines. Meanwhile, the Group maintains sufficient stock of main raw materials required for production. To reduce the risk of raw materials disruption, the Group takes the proper preventive plan based on the pandemic situation in the suppliers’ region, including increase safety stock or establish a second supply source. In summary, the Group has proactively adopted corresponding measures and continued to manage relevant matters. Based on the Group’s assessment, the COVID-19 pandemic has no significant impact on the Group.